Document and Entity Information	May 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001672619
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	Enliven Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39247
Entity Tax Identification Number	81-1523849
Entity Address, Address Line One	6200 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(720)
Local Phone Number	647-8519
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	ELVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false